UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-00216

Nicholas High Income Fund, Inc.
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  (Exact name of registrant as specified in charter)

700 North Water Street
Milwaukee, Wisconsin 53202
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  (Address of principle executive offices)

Jeffrey T. May, Senior Vice President & Treasurer
700 North Water Street
Milwaukee, Wisconsin 53202
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  (Name and address of agent for service)

Registrant's telephone number, including area code: 414-272-4650

Date of Fiscal year-end: 12/31/2012

Date of reporting period: 07/01/2011 - 06/30/2012

Item 1. Proxy Voting Record

Account Name: Nicholas High Income Fund, Inc.

ANNALY CAPITAL MANAGEMENT INC.
Ticker:       NLY            Security ID:  035710409
Meeting Date: MAY 24, 2012   Meeting Type: Annual
Record Date:  MAR 30, 2012
#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Elect Director Wellington J.            For       For          Management
      Denahan-Norris
2     Elect Director Michael Haylon           For       For          Management
3     Elect Director Donnell A. Segalas       For       Against      Management
4     Elect Director Jonathan D. Green        For       Against      Management
5     Ratify Auditors                         For       For          Management

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FRONTIER COMMUNICATIONS CORPORATION
Ticker:       FTR            Security ID:  35906A108
Meeting Date: MAY 09, 2012   Meeting Type: Annual
Record Date:  MAR 13, 2012
#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Leroy T. Barnes, Jr.     For       For          Management
1.2   Elect Director Peter C.B. Bynoe         For       For          Management
1.3   Elect Director Jeri B. Finard           For       For          Management
1.4   Elect Director Edward Fraioli           For       For          Management
1.5   Elect Director James S. Kahan           For       For          Management
1.6   Elect Director Pamela D.A. Reeve        For       For          Management
1.7   Elect Director Howard L. Schrott        For       For          Management
1.8   Elect Director Larraine D. Segil        For       For          Management
1.9   Elect Director Mark Shapiro             For       For          Management
1.10  Elect Director Myron A. Wick, III       For       For          Management
1.11  Elect Director Mary Agnes Wilderotter   For       For          Management
2     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
3     Require Independent Board Chairman      Against   For          Shareholder
4     Amend Articles Regarding Arbitration    Against   Against      Shareholder
      of Shareholder Lawsuits
5     Ratify Auditors                         For       For          Management

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MONMOUTH REAL ESTATE INVESTMENT CORPORATION
Ticker:       MNR            Security ID:  609720107
Meeting Date: MAY 03, 2012   Meeting Type: Annual
Record Date:  MAR 07, 2012
#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Catherine B. Elflein     For       For          Management
1.2   Elect Director Eugene W. Landy          For       For          Management
1.3   Elect Director Michael P. Landy         For       For          Management
1.4   Elect Director Samuel A. Landy          For       For          Management
2     Ratify Auditors                         For       For          Management
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Any ballot marked 'Abstain' is considered to have been voted. Ballots marked 'Abstain' are considered to be have been voted against management's recommendation, regardless of whether the recommendation is 'For' or 'Against,' except where management has made no recommendation or has recommended that shareholders 'Abstain.'

Where management has recommended that shareholders 'Abstain' from voting on a ballot item: 1) a ballot market 'Abstain' is considered to have been voted for management's recommendation to 'Abstain' and 2) a ballot voted 'For" or 'Against' is considered to have been voted against management's recommendation to 'Abstain.'

Where management has made no recommendation on a ballot item, the abbreviation "N/A" is used to denote that there is no applicable recommendation compared to which a vote may be 'For' or 'Against' the recommendation of management.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nicholas High Income Fund, Inc.

By (Signature and Title)	/s/ David O. Nicholas
David O. Nicholas, Principal Executive Officer

Date	08/27/2012